Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 206,218	$ 189,269
Less: accumulated depreciation	(69,462)	(60,250)
Property and equipment, net	136,756	129,019
Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		189,269	$ 118,068
Less: accumulated depreciation		(60,250)	(31,410)
Property and equipment, net		129,019	86,658
Distribution system [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	157,707	145,357
Distribution system [Member] | Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		142,202	91,719
Asset retirement obligation [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,180	2,015
Asset retirement obligation [Member] | Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,015	1,232
Construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	31,319	28,493
Construction-in-process [Member] | Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		28,493	12,496
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,329	6,051
Equipment [Member] | Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		6,051	4,814
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,242	3,943
Vehicles [Member] | Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,943	2,875
Site Acquisition Costs [Member] | Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,155	2,547
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,246	1,267
Furniture and fixtures [Member] | Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,267	1,163
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,405	1,452
Software [Member] | Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,452	626
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 790	691
Leasehold improvements [Member] | Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 691	$ 596